UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10083

Investment Company Act file number

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

(Exact name of registrant as specified in charter)

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Address of principal executive offices) (Zip code)

Linzie Steinbach

Man Investments

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 649-6600

Date of fiscal year end: 3/31/2017

Date of reporting period: 3/31/2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Man FRM Alternative Multi-Strategy Fund LLC

Consolidated Financial Statements

Year Ended March 31, 2017

Contents

Report of Independent Registered Public Accounting Firm	1

Consolidated Statement of Assets and Liabilities	2

Consolidated Schedule of Investments	3

Consolidated Statement of Operations	6

Consolidated Statements of Changes in Net Assets	7

Consolidated Statement of Cash Flows	8

Consolidated Financial Highlights	9

Notes to Consolidated Financial Statements	11

Approval of New Advisory Agreement	27

Company Management (Unaudited)	29

Supplemental Information (Unaudited)	31

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (212) 649-6600.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (801) 737-4000 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (801) 737-4000, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

The Board of Managers and Members of Man FRM Alternative Multi-Strategy Fund LLC

We have audited the accompanying consolidated statement of assets and liabilities of Man FRM Alternative Multi-Strategy Fund LLC (the “Company”), including the consolidated schedule of investments, as of March 31, 2017, and the related consolidated statements of operations and cash flows for the year then ended, and the consolidated statement of changes in net assets and the consolidated financial highlights for each of the two years in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit. The consolidated financial highlights for the years ended March 31, 2013 through March 31, 2015 were audited by other auditors whose report dated May 29, 2015, expressed an unqualified opinion on such consolidated financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in portfolio funds as of March 31, 2017, by correspondence with management of the underlying investment funds or by other appropriate auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Man FRM Alternative Multi-Strategy LLC at March 31, 2017, the consolidated results of its operations and its cash flows for the year then ended, and the consolidated changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

New York, New York

May 30, 2017

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statement of Assets and Liabilities

March 31, 2017

Assets

Investments in Portfolio Funds, at fair value (cost $142,629,141)	$161,946,813
Redemptions receivable from investments in Portfolio Funds	13,293,968
Cash and cash equivalents	5,727,442
Purchase of investments in Portfolio Funds made in advance	6,500,000
Other receivable	31,500
Deferred tax asset	11,909

Total Assets	187,511,632

Liabilities

Repurchase of Members' units payable	5,511,437
Advisory fee payable	681,236
Professional fees payable	311,520
Income tax payable	174,913
Administration fees payable	74,821
Board of Managers' fees payable	40,000
Other liabilities	37,861

Total Liabilities	6,831,788

Net Assets	$180,679,844

Composition of Net Assets
Paid-in capital	$147,560,882
Accumulated net investment loss	(5,649,554)
Accumulated net realized gain on investment transactions	19,450,844
Accumulated net unrealized appreciation on investments	19,317,672
Net Assets	$180,679,844

Net Asset Value Per Unit (based on 117,937.541 units outstanding)	$1,531.996

The accompanying notes are an integral part of these consolidated financial statements.

2

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Schedule of Investments

March 31, 2017

	First			% of	Notice
	Acquisition		Fair	Net	Period
Portfolio Funds	Date	Cost	Value	Assets	(in Days)	Liquidity *

Credit
Aristeia Partners, L.P.	4/1/2008	$5,053,097	$9,288,088	5.14%	60	Quarterly
Canyon Value Realization Fund, L.P.	11/1/2016	7,000,000	7,383,558	4.09%	90	Quarterly
Garrison Special Opportunities Fund LP (1)	7/1/2009	362,779	242,172	0.13%	N/A	(4)
One William Street Capital Partners, L.P.	5/1/2016	6,500,000	7,479,514	4.14%	90	Quarterly
Rose Grove Partners I, L.P.	11/1/2016	7,500,000	8,021,076	4.44%	45	Quarterly
Strategic Value Restructuring Fund L.P. (1)	4/1/2009	2,543	1,180	0.00%	N/A	(3)
SVRF (Onshore) Holdings LLC (1)	4/1/2009	66,386	24,207	0.01%	N/A	(4)
Strategy Total		26,484,805	32,439,795	17.95%

Equity Long/Short
Chilton Small Cap & Mid Cap Partners, L.P	2/1/2016	4,500,000	4,882,169	2.70%	30	Quarterly
Egerton Long-Short Fund (USD) Limited	2/1/2016	5,229,328	8,872,756	4.91%	30	Monthly
Indus Asia Pacific Distribution Holding Company, Ltd.	7/1/2014	129,648	79,312	0.04%	N/A	(4)
Indus Pacific Opportunities Fund, L.P.	7/1/2014	5,000,000	6,202,470	3.43%	45	Quarterly
Lodge Hill Fund, L.P.	11/1/2016	8,000,000	8,608,322	4.76%	45	Quarterly
Scopia PX LLC	9/1/2005	4,605,812	8,809,394	4.88%	60	Quarterly
Sirios Overseas Fund, Ltd.	3/1/2014	6,000,000	6,470,860	3.58%	60	Quarterly
Swiftcurrent Partners, L.P. (1)	10/1/2000	32,749	104,620	0.06%	N/A	(3)
Tourbillon Global Equities, LLC	7/1/2015	9,910,577	8,677,686	4.80%	60	Quarterly
Valinor Capital Partners, L.P. (1)	7/1/2007	72,996	139,835	0.08%	N/A	(3)
Strategy Total		43,481,110	52,847,424	29.24%

Global Macro
Alphadyne International Fund, Ltd.	3/1/2016	8,000,000	8,654,626	4.79%	60	Monthly
Caxton Global Investments Limited	8/1/2015	8,483,644	8,324,499	4.61%	45	Quarterly
Drake Global Opportunities Fund, L.P. (1)	4/1/2009	7,567	6,025	0.00%	N/A	(2)
Dymon Asia Macro (US) Fund	8/1/2015	8,008,888	8,353,015	4.62%	30	Monthly
Glen Point Global Macro Fund Limited	3/1/2016	9,654,681	8,986,537	4.97%	60	Monthly
Rohatyn Group Global Opportunity Partners, L.P. (1)	4/1/2009	14,015	10,896	0.01%	N/A	(3)
Strategy Total		34,168,795	34,335,598	19.00%

Multi-Strategy
Farallon Capital Partners, L.P. (1)	11/1/2004	1,410,608	2,710,000	1.50%	N/A	(3)
Strategy Total		1,410,608	2,710,000	1.50%

The accompanying notes are an integral part of these consolidated financial statements.

3

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Schedule of Investments (continued)

March 31, 2017

	First			% of	Notice
	Acquisition		Fair	Net	Period
Portfolio Funds	Date	Cost	Value	Assets	(in Days)	Liquidity *

Relative Value
OxAM Quant Fund (International) Limited	12/1/2015	9,382,881	8,703,330	4.82%	120	Monthly
The Segantii Asia-Pacific Equity Multi-Strategy Fund	9/1/2015	8,155,453	8,921,193	4.94%	30	Monthly
Voleon Institutional Strategies International, Ltd	2/1/2016	7,125,489	6,859,136	3.80%	30	Monthly
Voleon International Investors, Ltd.	2/1/2016	3,670,000	3,266,286	1.81%	30	Monthly
Whitebox Relative Value Fund, LP	2/1/2016	8,750,000	11,864,051	6.57%	60	Quarterly
Strategy Total		37,083,823	39,613,996	21.94%

Total Investments in Portfolio Funds		$142,629,141	$161,946,813	89.63%
Other Assets, less Liabilities			18,733,031	10.37%
Net Assets			$180,679,844	100.00%

The Company's investments on March 31, 2017 are summarized below based on the investment strategy of each specific Portfolio Fund. The classes below have been updated to reflect the strategy classifications utilized by the Adviser.

Investment Strategy	% Total Investments in Portfolio Funds
Credit	20.03%
Equity Long/Short	32.64%
Global Macro	21.20%
Multi-Strategy	1.67%
Relative Value	24.46%
100.00%

The accompanying notes are an integral part of these consolidated financial statements.

4

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Schedule of Investments (continued)

March 31, 2017

* Available frequency of redemptions after initial lock-up period. Unless otherwise indicated, initial lock-up period has either expired prior to 3/31/2017 or the Portfolio Fund does not have an initial lock-up period. However, redemption restrictions may be imposed in the future.

(1)   Portfolio Fund is held by Man FRM Alternative Multi-Strategy 1099 Blocker Fund LLC, which is wholly-owned by the Company.

(2)   Portfolio Fund is liquidating its assets and is in the process of returning capital to its partners. Due to the liquidation, the Portfolio Fund has suspended redemption rights.

(3)   The Company's interest in this Portfolio Fund is limited to interests in side pocket investments and is illiquid.

(4)   Portfolio Fund has limited redemption rights by segregating its less liquid assets from the main (liquid) portfolio and created a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.

The accompanying notes are an integral part of these consolidated financial statements.

5

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statement of Operations

Year Ended March 31, 2017

Expenses

Advisory fee	$2,923,419
Professional fees	513,330
Administration fees	319,412
Board of Managers' fees	160,000
Insurance expense	2,289
Custody fees	97,302
Other expenses	56,975

Total Expenses	4,072,727

Net Investment Loss	(4,072,727)

Realized and Unrealized Gains (Losses) on Investments

Net realized gains from investments in Portfolio Funds	26,027,567
Income tax expense	351,699
Net realized gains, net of taxes	25,675,868
Net change in accumulated unrealized appreciation on investments	(11,919,046)
Net realized and unrealized gains (losses) on investments in Portfolio Funds, net of taxes	13,756,822

Net Increase in Net Assets Resulting from Operations	$9,684,095

The accompanying notes are an integral part of these consolidated financial statements.

6

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statements of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016

Operations
Net investment loss	$(4,072,727)	$(5,053,100)
Net realized gains, net of taxes	25,675,868	35,775,470
Net change in accumulated unrealized appreciation on investments	(11,919,046)	(49,110,482)

Increase (decrease) in net assets resulting from operations	9,684,095	(18,388,112)

Capital Transactions
Proceeds from units issued	45,000	-
Units repurchased	(44,889,983)	(20,457,573)
Dividend distributions from ordinary income	-	(119,467)
Dividend distributions from long-term capital gains	(5,923,804)	(1,996,142)
Dividend distributions from short-term capital gains	-	(438,175)
Reinvested dividends	5,802,010	2,508,964

Decrease in net assets resulting from capital transactions	(44,966,777)	(20,502,393)

Net decrease in net assets	(35,282,682)	(38,890,505)

Net Assets at Beginning of Period	215,962,526	254,853,031

Net Assets at End of Period	$180,679,844	$215,962,526

The accompanying notes are an integral part of these consolidated financial statements.

7

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Statement of Cash Flows

Year Ended March 31, 2017

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$9,684,095
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	11,919,046
Net realized gains from investments in Portfolio Funds	(26,027,567)
Purchases of Portfolio Funds	(36,050,997)
Proceeds from Portfolio Funds' redemptions	86,384,738
(Increase) decrease in operating assets:
Tax receivable	94,761
Other assets	(31,500)
Deferred tax asset	3,986
Increase (decrease) in operating liabilities:
Advisory fee payable	(184,690)
Professional fees payable	(78,480)
Other liabilities	(6,389)
Income tax payable	174,913
Administration fees payable	74,821

Net Cash Provided by Operating Activities	45,956,737

Cash Flows from Financing Activities

Proceeds from units issued	45,000
Payments for units repurchased	(45,535,800)
Payments for dividend distributions	(121,794)

Net Cash Used in Financing Activities	(45,612,594)

Net increase in cash and cash equivalents	344,143
Cash and cash equivalents at beginning of year	5,383,299

Cash and Cash Equivalents at End of Year	$5,727,442

Supplementary Disclosure of Cash Flow Information
Cash paid during the period for tax	$79,244

Supplementary Disclosure of Non-Cash Information
Dividend distributions to members, reinvested	$5,802,010

The accompanying notes are an integral part of these consolidated financial statements.

8

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Financial Highlights

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated:

	For the year ended	For the year ended	For the year ended	For the year ended	For the year ended
	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013 (1)
Per Unit Operating Performance
Beginning net asset value	$1,500.890	$1,640.308	$1,651.147	$1,715.546	$1,715.672
Net decrease in net assets resulting from operations:
Net investment loss*	(31.374)	(33.446)	(33.333)	(37.411)	(38.508)
Net realized and unrealized gain (loss) on investments*	110.010	(88.691)	102.559	129.846	116.148
Net change in net assets resulting from operations	78.636	(122.137)	69.226	92.435	77.640
Distributions:
From net income	-	(0.808)	(43.772)	(99.464)	-
From realized gains	(47.530)	(16.473)	(36.293)	(57.370)	(77.766)
Total distributions	(47.530)	(17.281)	(80.065)	(156.834)	(77.766)
Ending net asset value	$1,531.996	$1,500.890	$1,640.308	$1,651.147	$1,715.546

	For the year ended:
	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013 (2)
Total return (a)	5.32%	(7.50%)	4.28%	5.47%	4.70%

Net assets, end of period	$180,679,844	$215,962,526	$254,853,031	$290,512,328	$355,849,723
Ratio of total expenses to average net assets (b)(c)(d)(e)(f)	2.23%	2.26%	1.86%	2.15%	2.39%
Ratio of net expenses to average net assets (c)(d)(e)	2.23%	2.26%	1.86%	2.15%	2.33%
Ratio of net investment loss to average net assets (b)(c)	(2.05%)	(2.09%)	(2.02%)	(2.10%)	(2.05%)
Portfolio turnover (g)	16.85%	58.51%	2.33%	11.71%	15.55%

The accompanying notes are an integral part of these consolidated financial statements.

9

Man FRM Alternative Multi-Strategy Fund LLC Consolidated Financial Highlights (continued)

*	Per unit data is calculated using the change in net asset value per unit for each month during the period.
(1)	The per unit data presented has been adjusted to reflect the ratio of Company Units issued in exchange for Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (the "TI Fund") Units in connection with the Merger effective as of December 31, 2012.
(2)	The ratios for this period (except for portfolio turnover) are calculated using the data of the TI Fund for the period April 1, 2012 through December 31, 2012, and that of the Company for the period of January 1, 2013 through March 31, 2013.
(a)	Total return assumes a purchase of a unit (or an interest) on the first day and the sale of a unit (or an interest) on the last day of the period, excluding placement fees. An individual Member's return may vary from these returns based on the timing of the Member's subscriptions and redemptions.
(b)	Ratio reflects the Company’s income and expenses. Ratio does not reflect the Company’s proportionate share of the net investment income (loss) and expenses, including incentive fees or allocations, of Portfolio Funds. Portfolio Funds' expense ratios range from 0.00% to 8.71% (unaudited). Portfolio Funds' incentive fees or allocations can be up to 27.50% of profits earned (unaudited).
(c)	Average net assets are determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(d)	Ratio reflects the direct expenses, excluding placement fees, if any.
(e)	Ratio is net of the current and deferred income tax provision or benefit related to the net investment income/loss and realized and unrealized gain or loss from Man FRM Alternative Multi-Strategy 1099 Blocker Fund LLC (the "Blocker Fund"). For the year ended March 31, 2017, this amount was a tax expense of $351,699 which accounted for 0.18% of the reported ratios. For the year ended March 31, 2016, this amount was a tax expense of $400,005 which accounted for 0.17% of the reported ratios. For the year ended March 31, 2015, this amount was a tax credit which reduced the reported ratios by 0.16%. For the year ended March 31, 2014, this amount was a tax expense which accounted for 0.05% of the reported ratios. For the year ended March 31, 2013, this amount was a tax expense which accounted for 0.28% of the reported ratios.
(f)	Ratio is before any expense limitation reimbursement per the Expense Limitation Agreement (see Note 2b).
(g)	Portfolio turnover is shown for the consolidated Company and includes purchases and sales of investments in the Blocker Fund.

The accompanying notes are an integral part of these consolidated financial statements.

10

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements

March 31, 2017

1. Organization

Man FRM Alternative Multi-Strategy Fund LLC (the “Company”), formerly known as Excelsior Multi-Strategy Hedge Fund of Funds, LLC, was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in private investment funds (the “Portfolio Funds”) that invest or trade in a wide range of financial instruments and markets. There can be no assurance that the investment objective of the Company will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds. The Company invests in the Portfolio Funds as a limited partner, shareholder or member along with other investors.

The Company is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for federal tax purposes. The Company is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Topic 946, Financial Services – Investment Companies.

To facilitate compliance with certain requirements necessary to maintain its RIC status, the Company formed Man FRM Alternative Multi-Strategy 1099 Blocker Fund LLC (the “Blocker Fund”), formerly known as Excelsior Multi-Strategy 1099 Blocker Fund, LLC, a Delaware limited liability company, to hold interests in certain Portfolio Funds. These financial statements are consolidated financial statements of the Company and the Blocker Fund.

Until December 31, 2012, the Company operated as a “master fund”, and Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (the “TI Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC (the “TE Fund”), and Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC (the “TE 2 Fund”), each a Delaware limited liability company that was registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Funds”), operated as “feeder funds” that pursued their investment objectives by investing substantially all of their assets in the Company. The Feeder Funds had the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursued their investment objective by investing in the Company).

On December 27, 2012, the members of each of the TI Fund and the TE Fund approved Plans of Reorganization (each, a “Plan”) providing for the merger of the TI Fund and the TE Fund with and into the Company, and on January 22, 2013, the members of the TE 2 Fund (together with the TI Fund and the TE Fund, the "Reorganizing Funds") approved a Plan providing for the merger of the TE 2 Fund with and into the Company (collectively, the "Merger"). The Merger was effective as of December 31, 2012 for the TI Fund and for the TE Fund, and as of January 31, 2013 for the TE 2 Fund. The members of the TI 2 Fund did not approve the plan of reorganization. Therefore, on January 28, 2013, the Board of Managers of the TI 2 Fund approved its liquidation, and the interest in the Company held by the TI 2 Fund was redeemed effective January 31, 2013. As a result, effective January 31, 2013, the Company ceased to operate as a master fund.

11

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

In connection with the Merger, the Company assumed all of the assets and liabilities of the Reorganizing Funds, and members of the Reorganizing Funds received units of the Company (“Units”) equal in value to the value of their interests in the Reorganizing Funds. The Merger was a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.

The TI Fund was determined to be the surviving entity in the Merger for financial reporting purposes. Accordingly, in the accompanying consolidated financial statements, the Merger has been reflected as an acquisition by the TI Fund of the Company, in exchange for interests of the TI Fund, although the Company was the surviving legal and tax entity in the Merger. The accompanying consolidated financial statements reflect the activities and results of operations of the TI Fund for all periods prior to December 31, 2012, and those of the Company from that date through March 31, 2017, except as otherwise noted. The accompanying financial highlights reflect the results of operations of the Company for the year ended March 31, 2013 through March 31, 2017. In addition, the per Unit data presented has been adjusted to reflect the ratio of Company Units issued in exchange for interests in the TI Fund in connection with the Merger.

Merrill Lynch Alternative Investments LLC (“MLAI”) served as the investment adviser of the Company from December 31, 2013 through March 31, 2015, under the terms of the investment advisory agreement between MLAI and the Company. On February 10, 2015, in connection with the proposed sale by MLAI of certain assets relating to the management and operation of various funds of hedge funds, the Board of Managers of the Company (the "Board") approved a new investment advisory agreement for the Company with FRM Investment Management (USA) LLC ("FRM USA" or the “Adviser”), an indirect wholly-owned subsidiary of Man Group plc. The new agreement with FRM USA was approved by the members of the Company (“Members”) at a meeting held on March 25, 2015, and became effective on April 1, 2015. FRM USA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and its principal office is located at 452 Fifth Avenue, 26th Fl., New York, NY 10018.

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercises the same powers, authority and responsibilities, with respect to the Company as are customarily exercised by directors of an investment company registered under the 1940 Act and organized as a corporation. The Adviser manages the day-to-day operations and investment portfolio of the Company.

Subscriptions for Units by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. From time to time, the Company offers to repurchase Units from Members pursuant to written tenders by the Members. Repurchase offers are made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Units from Members four times each year, effective as of the last day of each calendar quarter. Members can transfer or assign Units only under certain limited circumstances. The Company’s repurchases of Units from Members are recognized as liabilities when the amount payable for repurchased Units becomes fixed. This generally will occur on the last day of a fiscal period.

12

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

2. Significant Accounting Policies

These consolidated financial statements have been prepared on a consolidated basis in conformity with generally accepted accounting principles in the United States ("GAAP"). All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Company and the Blocker Fund in preparation of these consolidated financial statements.

a. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations borne by or allocated to the Company as an investor in the Portfolio Funds are not presented on the Consolidated Statement of Operations and are not included in the expense ratios shown in the Consolidated Financial Highlights. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the Consolidated Statement of Operations.

Prior to December 31, 2012, the TI Fund and Bank of America Capital Advisors LLC (“BACA”), the predecessor investment adviser to MLAI, were parties to an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which BACA agreed, subject to possible reimbursement by the TI Fund as described below, to waive fees or pay or absorb expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds), to the extent necessary to limit the ordinary operating expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI Fund and the Company) to 1.84% per annum of the TI Fund’s average monthly net assets.

Effective December 31, 2012, in connection with the Merger, the Expense Limitation Agreement was terminated, and BACA waived its right to receive any amounts that would otherwise be reimbursable to it under the recapture provisions of the Expense Limitation Agreement.

13

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

c. Income Taxes and Distributions

The Company was the surviving tax entity in the Merger. Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the Company's taxable earnings to its Members (“RIC Conversion”). As provided in the Code applicable to a RIC, in any fiscal year in which the Company so qualifies and distributes at least 90% of its taxable income, the Company, but not the Members, will be relieved of federal income tax on the income distributed. Therefore, no provision (benefit) for Federal income taxes on income, other than taxes on income earned by the Blocker Fund, is recorded in the Company's financial statements. Qualification as a RIC requires that the Company meet certain asset diversification, income distribution and nature of gross income requirements. The Company is subject to the risk that, due to the investment activities of the Portfolio Funds and other factors, it may not so qualify in some periods. Should the Company fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates. With respect to the Company’s investments in Portfolio Funds that are passive foreign investment companies (“PFICs”), the Company has made elections to include its allocable share of the income of such PFICs currently in its calculation of ordinary income and capital gains for the year, when the required information is available, or it may currently include the appreciation in the value of such PFICs as ordinary income. For PFICs where no election was made as of October 31, 2013, the Company was subject to interest and penalties. The Company accrues the estimated amount of such interest and penalties based on the current value of the related investments. For the tax year ended October 31, 2016, the Company accrued and paid interest and penalties in the amount of $393.

The Blocker Fund is taxed as a corporation, but does not intend to qualify as a RIC pursuant to Subchapter M of the Code. As a corporation, the Blocker Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. A fund taxed as a corporation may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Blocker Fund is currently using an estimated 7.1 and 8.85 percent rate for state and local tax, respectively.

Effective as of January 1, 2012, the Company changed its tax year end from December 31 to October 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of October 31, 2016.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Permanent “book/tax” differences result in the reclassification of amounts between accumulated net investment loss, accumulated net realized loss on investment transactions and paid-in capital reported on the Company’s Consolidated Statement of Assets and Liabilities as of March 31, 2017. Permanent differences are evaluated based upon the Company’s tax year end; permanent differences after October 31, 2016 will be reflected in future periods. Such

14

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

permanent “book/tax” differences are principally attributable to the aforementioned tax differences for federal tax purposes recognized upon the sale or other disposition of the Company’s investments in PFICs and partnerships, non-deductible expenses, and certain transactions between the Company and the Blocker Fund. The Company’s net assets were unaffected by these reclassifications. The following amounts have been reclassified as of fiscal year ended March 31, 2017:

Decrease in
accumulated net
	Increase in	realized loss on
Increase in	accumulated net	investment
Paid-in Capital	investment loss	transactions
$7,905,018	$17,554,455	$(25,459,473)

In order to avoid imposition of an excise tax applicable to a RIC, it is also the Company’s intention to declare and pay as dividends in each calendar year at least 98% of taxable ordinary income earned during the calendar year and 98.2% of its net realized capital gains earned during the twelve months ending October 31 plus undistributed amounts from prior years.

The tax character of distributions paid for fiscal years March 31, 2017 and March 31, 2016 are as follows:

	March 31, 2017	March 31, 2016

From ordinary income	$-	$119,467
From short-term capital gains	-	438,175
From long-term capital gains	5,923,804	1,996,142
Total distribution	$5,923,804	$2,553,784

The Company makes distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Company. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The Blocker Fund’s tax expense or benefit is included in the Consolidated Statement of Operations, based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using enacted tax law rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

15

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

The Company may rely, to some extent, on information provided by the Portfolio Funds, which may not necessarily be timely, to estimate taxable income allocable to the Blocker Fund, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Company will modify its estimates or assumptions regarding the Blocker Fund’s tax benefit/(liability), and such modifications could be material.

Cost Basis

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the Company from such Portfolio Funds. The allocated taxable income is reported to the Company by each such Portfolio Fund on a Schedule K-1, or PFIC statement, generally as of December 31 (or in certain cases taxable income for PFICs is determined using a mark-to-market election). As a result, the aggregate cost of Portfolio Funds as of October 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds and/or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The Company's required distributions and tax liability for the tax year, including the period November 1, 2016 through March 31, 2017, will be determined by the net investment income or loss and net realized gain or loss for the tax year ending October 31, 2017.

At October 31, 2016, gross unrealized appreciation and depreciation of investments in the Portfolio Funds held by the Company based on cost for federal income tax purposes were as follows:

	Attributable to	Attributable to
	investments held	investments held
	directly by the	directly by the
	Company	Blocker Fund
Cost of Investments in Portfolio Funds	$151,730,623	$6,544,578

Gross Unrealized Appreciation	7,031,765	89,724
Gross Unrealized Depreciation	(4,986,682)	(2,289,544)
Net Unrealized Appreciation/(Depreciation)	$2,045,083	$(2,199,820)

The Company's cost of investment in the Blocker Fund for federal income tax purposes at October 31, 2016 was $4,766,904. The cost of investments in Portfolio Funds attributable to investments held directly by the Company shown above excludes the cost of the Company’s investment in the Blocker Fund.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions, primarily relating to investments in PFICs and partnerships. As of October 31, 2016, the Company’s components of accumulated earnings on a tax basis were as follows:

16

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

Undistributed ordinary loss	$-
Undistributed long-term capital gains	3,943,770
Tax accumulated earnings	3,943,770
Accumulated capital and other losses -	(3,232,758)
Unrealized appreciation	2,045,083
Total accumulated earnings	$2,756,095

The Company’s accumulated tax earnings were distributed on December 29, 2016, and no undistributed tax earnings for the tax year ended October 31, 2016 remain as of March 31, 2017.

As a consequence of the RIC Conversion, the unrealized appreciation on a tax basis shown above includes a basis adjustment to the tax cost of the Company’s investment in the Blocker Fund of approximately $2,600,000.

The income tax provisions (benefits) for the Blocker Fund for the years ended March 31, 2017 and March 31, 2016 are as follows:

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
Current Provision (Benefit):
Federal	$221,313	$323,811
State	126,006	74,739
	347,319	398,550
Deferred Provision (Benefit):
Federal	5,184	(3,440)
State	(1,197)	(797)
	3,987	(4,237)

Total Provision (Benefit)	$351,306	$394,313

Total income tax expense (benefit) differed from the amounts computed by applying the U.S. federal statutory income tax rate of 35% to income before income tax expense as a result of the following:

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
Federal income tax expense at the statutory rate	$63,972	$(67,137)
State income tax expense, net of federal tax benefit	96,595	(10,415)
Change to the effective state tax rate	-	-
Change in valuation allowance	37,892	466,787
Other	152,847	5,078
Tax Expense	$351,306	$394,313

Components of the Company's deferred tax assets and liabilities are as follows:

17

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

Blocker Fund	March 31, 2017	March 31, 2016
Deferred Tax Asset
Excess of tax cost over value of investments	$963,095	$1,015,566
State tax loss carryforward	132,428	46,051
Valuation allowance	(1,083,614)	(1,045,722)
Total net deferred tax asset	$11,909	$15,895

There were no deferred tax assets or liabilities of the Company other than those of the Blocker Fund.

As part of the process of preparing its consolidated financial statements, the Company is required to account for the Blocker Fund’s estimate of income taxes for federal and state purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax law rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Blocker Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The determination of whether a valuation allowance is required is based on the evaluation criterion provided by ASC 740, Income Taxes (‘‘ASC 740’’) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Blocker Fund’s valuation allowance are: the difference between the fair value and tax cost of specific assets and liabilities, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused.

Unexpected significant decreases in cash distributions from the Blocker Fund’s investments or significant changes in the fair value of its investments may change the Blocker Fund's assessment regarding the recoverability of deferred tax assets and may result in an adjustment to the valuation allowance. If a valuation allowance is adjusted to create a deferred tax asset in the future, it could have a material impact on the Blocker Fund's net asset value and results of operations in the period in which it is recorded. In addition, the timing of realization of gains and losses by the Portfolio Funds could have a positive or adverse impact on the Blocker Fund's income tax provision (benefit), and such impact could be material. The Blocker Fund’s policy is to estimate the deferred portion of net realized income for the current period based on operating expenses incurred directly and indirectly by the Blocker Fund, and to estimate the capital gains or losses attributable to known Portfolio Funds’ realizations made during the fiscal period that have not yet been recognized for tax purposes.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Company is required to analyze tax positions expected to be taken in the Company's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and

18

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

certain state tax authorities. As of March 31, 2017, the Company did not have a liability for any federal income or excise taxes owed with respect to tax years ended on or before December 31, 2016. The Company has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. The Company’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. At March 31, 2017, the Company had no uncertain tax positions that would require recognition, derecognition, or disclosure in the consolidated financial statements.

The Blocker Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its statement of operations. As of March 31, 2017, the Blocker Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Blocker Fund has reviewed all major jurisdictions and concluded that there is no impact on the Blocker Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

d. Security Transactions

Purchases of interests in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund. Sales and redemptions of such interests are recorded as of the last day of legal ownership or participation in a Portfolio Fund. Realized gains and losses on the Company’s sales and redemption proceeds and distributions received from the Portfolio Funds, whether in the form of cash or securities, are determined on the average cost basis.

For the period since inception through March 31, 2016, sales and redemption proceeds and distributions received from the Portfolio Funds, whether in the form of cash or securities, were applied first as a reduction of the investment’s cost, and any excess was treated as realized gain from investments in the Portfolio Funds.

e. Other

The NAV of the Company is computed as of the close of business on the last day of each month. The Company's NAV is the value of the Company's assets less its liabilities, and its NAV per Unit equals that NAV divided by the number of the issued and outstanding Units.

Cash and cash equivalents consist of amounts maintained in an account at The Bank of New York Mellon.

f. New Accounting Pronouncements

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern” (ASU 2014-15”), which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if “conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. Adoption of the update had no impact on the Company’s consolidated financial statements.

19

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

3. Portfolio Valuation

The NAV of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

Investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investments in the Portfolio Funds as determined by each Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Board or pursuant to procedures adopted by the Board. Generally, the values of investments in the Portfolio Funds are determined whereby the Company records the investments and subsequent subscriptions at acquisition cost which represents fair value. Thereafter, the value of such an investment is adjusted to reflect the Company’s share of the Portfolio Fund’s net investment income or loss and unrealized and realized gain or loss to reflect changes in the fair value of the investment for the period. As of March 31, 2017, the investments in the Portfolio Funds were fair valued using the NAVs of the Portfolio Funds.

The Portfolio Funds generally record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized by the Portfolio Funds from sales or other dispositions of their investments, nor do they reflect other expenses or fees that might be incurred by the Portfolio Funds upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategies and market forces.

Because of the inherent uncertainty of valuation of the Company’s investments in Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

The Adviser conducts initial and ongoing due diligence monitoring of the Company’s investments in Portfolio Funds. The due diligence process includes evaluation of the valuation policies and procedures of the investment managers of Portfolio Funds and assessment of specific valuation matters. In addition to formal annual due diligence reviews of the Portfolio Funds’ investment managers, the Adviser conducts regular discussions with the Portfolio Funds’ investment managers, which may include discussions concerning valuation policy and valuation matters that may impact the Portfolio Funds. The Adviser is responsible for the implementation and maintenance of internal controls and procedures related to the Portfolio Funds’ valuations. The Adviser may rely upon valuations provided by the investment managers of

20

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

the Portfolio Funds. The Adviser maintains an investment committee that convenes periodically to oversee the application of the Company’s valuation policies and review various Portfolio Funds’ valuation metrics.

Some of the Portfolio Funds may invest in illiquid securities and may maintain a portion or all of these investments as segregated from their main portfolios. These separate baskets of illiquid securities (“side pockets”) are generally subject to additional restrictions on liquidity than the main portfolios of the Portfolio Funds. If the Company redeems its interest in such a Portfolio Fund, it may be required to maintain its holding in the side pocket for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, or in other circumstances, the Company may receive an “in-kind” distribution of illiquid securities, including side pocket investments, in liquidation of the Company’s interest. The values of side pockets may fluctuate significantly. As of March 31, 2017, the Company’s investments in side pockets and Portfolio Funds in liquidation represented 1.84% of the Company’s Net Assets. Restrictions on liquidity applicable to the Company’s investments in individual Portfolio Funds are described in detail on the Company’s Consolidated Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to redeem their interests.

In prior reporting periods, the Company used a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gave the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy were as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Consolidated Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company’s Consolidated Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates.

The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in Portfolio Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value. FASB ASC 820 – Fair Value Measurement and Disclosures no longer requires investments for which fair value is determined based on practical expedient reliance to be reported utilizing the fair value hierarchy. As of

21

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

March 31, 2017, all of the investments were fair valued using the NAV as practical expedient of the investments in Portfolio Funds.

(a)	Credit This class includes Portfolio Funds that seek to invest in credit-sensitive (generally below investment-grade) issuers. The managers of such Portfolio Funds seek to perform a high level of due diligence and to take advantage of what the Portfolio Fund’s manager discerns to be relatively inexpensive securities. The securities may be inexpensive due to regulatory anomalies or other constraints on traditional lenders (e.g. speed of decision-making process or disclosure rules). Credit sub-strategies may include credit long-short and credit value investments.

(b)	Equity Long/Short This class includes Portfolio Funds that combine long positions and short sales with the aim of seizing opportunities in both rising and falling markets, while offsetting systematic market risks. Market exposure can vary substantially, leading to a wide range of risk and return profiles. Equity Long-Short sub-strategies include long bias, low net and highly variable focus. Portfolio Funds that utilize long bias seek to maintain a net long exposure to the market. Portfolio Funds that use a low net approach seek to have a small or no net market exposure. “Highly variable” Portfolio Funds are more opportunistic about net market exposure and do not intend to remain neutral or to maintain a particular directional bias.

(c)	Global Macro This class is based upon a portfolio manager’s view of the market direction of currency, commodity, equity and bond prices in the futures and cash markets. Global Macro sub-strategies typically include global trading and emerging markets investments.

(d)	Multi-Strategy This class includes Portfolio Funds that invest in securities that invest across multiple distinct hedge fund strategies.

(e)	Relative Value This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

As of March 31, 2017, the Company had investments in 29 Portfolio Funds. The Company, as an investor in these Portfolio Funds, bears management fees of up to 2.60% (per annum) of the net asset value of its ownership interest in the Portfolio Funds, as well as incentive fees or allocations of up to 27.50% of net profits of the Portfolio Fund allocable to the Company's ownership interest in such Portfolio Fund. The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses borne by the Company as an investor in Portfolio Funds, including incentive fees and allocations, for the fiscal year ended March 31, 2017, ranged from approximately 0.00% to 8.71% of the Company's average invested capital in the Portfolio Funds. Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 7.15% of the Company's average invested capital in the Portfolio Funds. These percentages will vary over time depending on the allocation of the Company's assets among Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. Although the foregoing ranges of Portfolio Fund expenses are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

22

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

Aggregate purchases and proceeds from redemptions of interests in Portfolio Funds by the Company for the year ended March 31, 2017 were $31,550,997 and $78,670,694, respectively. There were no unfunded commitments outstanding to the Portfolio Funds at March 31, 2017.

Certain Portfolio Funds’ financial statements exclude details of their investment securities portfolios. As of March 31, 2017, the Adviser was unaware of any significant issuer concentration in the Company’s Portfolio Funds.

4. Advisory Fee

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears computed at an annual rate of 1.5% of the Company's net assets determined as of the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the year ended March 31, 2017, the Company incurred advisory fees totaling $2,923,419, of which $681,236 was payable as of March 31, 2017.

5. Related Party Transactions and Other

As of March 31, 2017, two Members owned in excess of 5% of the Company’s outstanding Units, having an aggregate value equal to approximately 26.95% of the Company’s total net assets and are deemed “affiliated persons” (as defined in the 1940 Act) of the Company. The affiliation between these members and the Company is based solely on such ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with Portfolio Funds in which the Company invests and with companies in which Portfolio Funds invest.

The Board is comprised of four Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Independent Managers”). The Independent Managers each receive an annual retainer of $40,000 for their services to the Company. The Independent Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. For the year ended March 31, 2017, the Company incurred $160,000 in Independent Managers’ fees, $40,000 of which was payable as of March 31, 2017.

The Company has retained UMB Fund Services, Inc. (the "Administrator") to provide accounting and certain administrative and investor services to the Company. The Administrator is a subsidiary of UMB Financial Corporation.

23

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

BNY Mellon Investment Servicing Trust Company serves as custodian of the Company’s assets and provides custody services to the Company.

6. Net Assets

Unit transactions were as follows:

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
Units outstanding at beginning of year	143,889.660	155,369.014
Units reinvested	3,879.986	1,584.629
Units issued	30.010	-
Units repurchased	(29,862.115)	(13,063.983)
Units outstanding at end of year	117,937.541	143,889.660

7. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a limited partner, member or shareholder of a Portfolio Fund, the Company’s liability with respect to its investment in a Portfolio Fund is generally limited to the net asset value of its interest.

Because the Company is a closed-end investment company, Units are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Units from Members, Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer by the Company to repurchase Units, the maximum aggregate Units to be repurchased is determined by the Board in its discretion and may represent only a small portion of outstanding Units. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Units are accepted for repurchase also bear the risk that the Company's NAV per Unit may fluctuate significantly between the time that they must submit their request for repurchase and the date as of which Units are valued for the purpose of repurchase. Member repurchases for the year ended March 31, 2017 are included on the Consolidated Statement of Changes in Net Assets.

As described in the footnotes to the Company’s Consolidated Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted redemptions of interests, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity and the Company’s ability to make offers to repurchase Units from Members could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to redeem interests in Portfolio Funds, or unforeseen outflows of cash. This situation may arise due to circumstances

24

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's right to redeem interests in the Portfolio Funds is limited and can be restricted or suspended. As a result, the Company may not be able to liquidate quickly some of its investments in Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks associated with an investment in the Company. Three principal types of risk that can adversely affect the values of the Company’s investments are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications, and has indemnified the Board, the Adviser, and others. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

9. Litigation

Effective as of April 1, 2009, the TI Fund acquired the assets of BACAP Alternative Multi-Strategy Hedge Fund, LLC (“BACAP Fund”), a 1940 Act registered management investment company, and transferred these assets to the Company in exchange for the assumption by the Company of all known liabilities of BACAP Fund (the “Acquisition”). As previously noted (see Note 1), effective December 31, 2012, the TI Fund was merged into the Company. The trustee (the "Trustee") for a bankrupt entity (the “Entity”) informed the Company that the Trustee may assert a claim against the Company relating to an investment by BACAP Fund in another fund which other fund, in turn, invested indirectly in a vehicle connected to the Entity, which claim would seek recovery of monies traceable to the Entity related vehicle. To date, the Trustee has not sent a demand letter to the Company nor asserted the amount of the potential claim. The Company has not accrued any liability related to this matter and believes it unlikely that the Company's liability (if any) will be material to the Company based on the amount of the investment by BACAP Fund at issue and the profits realized by BACAP Fund from such investment.

10. Subsequent Events

The Company has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

25

Man FRM Alternative Multi-Strategy Fund LLC Notes to Consolidated Financial Statements (continued)

March 31, 2017

On March 30, 2017, the Company announced a tender offer (the “Offer”) to purchase up to $35,841,657 of outstanding Units from Members at NAV. The NAV per Unit to be paid by the Company for purchased Units will be calculated as of June 30, 2017. The Offer expired on April 26, 2017. Approximately $16,845,665 of outstanding Units (based on March 31, 2017 NAV) were validly tendered and not withdrawn prior to the expiration of the Offer, and were accepted for purchase in accordance with the terms of the Offer by the Company.

On May 5, 2017, the Company paid $3,946,738 for 2,657.796 Units purchased from Members on March 31, 2017. This payment amount differs from the amount shown on the Consolidated Statement of Assets and Liabilities as “Repurchase of Members’ units payable” due to the amounts held back from payments made to Members who tendered all of their Units for repurchase.

26

Man FRM Alternative Multi-Strategy Fund LLC Approval of New Advisory Agreement (Unaudited)

March 31, 2017

Board Approval of Continuation of Advisory Agreement

At a meeting held in person on March 23, 2017, the Board, including a majority of the Independent Managers, approved the continuation of the Company's investment advisory agreement (the "Advisory Agreement") with the Adviser for an additional one year period. The Independent Managers were assisted in their consideration of this matter by independent legal counsel and, in connection with their deliberations, met in an executive session with such counsel separate from representatives of the Adviser.

In considering this matter, the Board reviewed various written materials provided by the Adviser, including: performance information on investment funds with similar investment programs and strategies to the Company; expense ratios of comparable registered investment companies; and information relating to the costs and profitability of the Adviser from its relationship with the Company (the "Profitability Analysis"). No single factor was considered in isolation nor identified by the Board as the principal factor in determining whether to approve the continuation of the Advisory Agreement.

The Board discussed and reviewed the nature, scope and quality of services that the Adviser provides to the Company. In this regard, the Board discussed and considered information furnished to it relating to the structure, experience and capabilities of the Adviser, including technology, personnel resources, compliance resources and operational support, which support the services provided by the Adviser to the Company. The Board also considered the financial resources of the Adviser (to the extent that may affect the ability of the Adviser to deliver all required services to the Company) and reviewed the experience and qualifications of key personnel of the Adviser, including biographical information regarding such personnel. In addition, it reviewed information relating to the Adviser and its parent, Man Group. The Board determined, based upon its consideration of these matters and materials, that: the Company has been receiving all required services from the Adviser; the Adviser has appropriate resources and infrastructure to continue to provide all required services to the Company; and has provided high quality services to the Company.

In considering the quality of services provided by the Adviser the Board considered information relating to the investment performance of the Company, including information comparing the investment performance of the Company to the investment performance of a peer group of comparable funds of hedge funds. The peer group was comprised of other registered and privately placed funds offered on the Adviser's platform with similar investment strategies to the Company. The Board also considered information comparing the investment performance of the Company to the investment performance of a peer group of comparable registered funds of hedge funds managed by other investment advisers. The Board noted that the investment performance of the Company was within the range of the performance of the peer group funds for the one-year period ended December 31, 2016. It was further noted that the Company has been managed by the Adviser only since April 1, 2015 and that, upon assuming responsibility as the investment adviser of the Company, the Adviser had implemented a program pursuant to which it restructured the Company's investment portfolio with the goal of improving the investment performance of the Company over the longer term. In addition, the Board noted that the Adviser has managed the Company's investment portfolio in a

27

Man FRM Alternative Multi-Strategy Fund LLC Approval of New Advisory Agreement (Unaudited)

March 31, 2017

manner consistent with the investment objective and policies of the Company. In evaluating the Company's investment performance, the Board also considered information relating to the investment programs of certain of the peer group funds provided at the meeting by representatives of the Adviser. Based on such information and these considerations, the Board determined that it was satisfied with the quality of investment advisory services provided to the Company pursuant to the Advisory Agreement.

The Board also considered information comparing the fees and expenses of the Company to those of other similar registered funds of hedge funds. In this regard, it determined that the fees and expenses of the Company are within the range of those of similar funds.

The Board reviewed and discussed the Profitability Analysis, including the Adviser's methodology for determining its costs of providing services to the Company and profits realized by the Adviser under the Advisory Agreement. After reviewing the Profitability Analysis and other information discussed at the meeting, the Board determined that the Adviser's profitability attributable to the Company was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the Adviser's service level, the current profitability to the Adviser was not excessive. The Board also considered other potential benefits that the Adviser may obtain as a consequence of its relationship with the Company and concluded, based on information provided and a discussion with representatives of the Adviser, that the Adviser had not received any significant indirect benefits from its relationship with the Company.

With regard to economies of scale, the Board recognized that economies of scale in an adviser's costs of providing services to a fund may be realized when there is significant increase in a fund's net assets and that, in such cases, it is appropriate to consider whether the benefits of those economies are being shared appropriately with the fund and its investors. In this regard, the Board noted that the net assets of the Company have declined recently. Therefore, the Board concluded that the Company's existing asset level does not at this time warrant the introduction of, among other things, any reduction or break point in the rate at which the Company's advisory fee is computed.

Based on the foregoing considerations, the Board, including a majority of the Independent Managers, determined that it is in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.

28

Man FRM Alternative Multi-Strategy Fund LLC Company Management (Unaudited)

March 31, 2017

Information pertaining to the Board and officers of the Company as of March 31, 2017 is set forth below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Independent Managers

Alan Brott c/o Man FRM Alternative Multi-Strategy Fund LLC 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1942)	Manager	Term Indefinite; Length- since August 2009	Consultant (since 10/91); Associate Professor, Columbia University (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Grosvenor Registered Multi-Strategy Funds (4 Funds); Excelsior Private Markets II Funds (3 Funds); Excelsior Private Markets III Funds (3 Funds); Stone Harbor Investment Funds (7 Funds); Stone Harbor Emerging Markets Income Fund and Emerging Markets Total Income Fund; UST Global Private Markets Fund; Excelsior Ventures Partners III; and NB Crossroads Private Markets Fund IV (3 Funds).	1
Victor F. Imbimbo, Jr. c/o Man FRM Alternative Multi-Strategy Fund LLC 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1952)	Manager	Term Indefinite; Length- since October 2000	President and CEO of Caring Today LLC, leading information and support resource for the family caregivers market (2006 to present). Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide and Executive Vice President of TBWA/New York. Mr. Imbimbo serves as a manager of Excelsior Venture Partners III, LLC; Excelsior Private Markets II Funds (3 Funds); Excelsior Private Markets III Funds (3 Funds); UST Global Markets Fund LLC; and Man FRM Alternative Strategy Fund LLC.	1
Stephen V. Murphy c/o Man FRM Alternative Multi-Strategy Fund LLC 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1945)	Manager	Term Indefinite; Length- since October 2000	President of S.V. Murphy & Co, Inc., an investment banking firm (1/91 to April 2015). Mr. Murphy serves as a director of The First of Long Island Corporation, The First National Bank of Long Island; Excelsior Venture Partners III, LLC; Excelsior Private Markets II Funds (3 Funds); Excelsior Private Markets III Funds (3 Funds); UST Global Private Markets Fund; and NB Crossroads Private Markets Fund IV (3 Funds). Former director of Bowne & Co.	1

Thomas G. Yellin c/o Man FRM Alternative Multi-Strategy Fund LLC 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of the Documentary Group since June 2006; Former President of PJ Productions from August 2002 to June 2006; Former Executive Producer of ABC News from August 1989 to December 2002. Mr. Yellin serves as a manager of Grosvenor Registered Multi-Strategy Funds (4 Funds); Excelsior Private Markets II Funds (3 Funds); Excelsior Private Markets III Funds (3 Funds); UST Global Private Markets Fund; and NB Crossroads Private Markets Fund IV (3 Funds).	1

29

Man FRM Alternative Multi-Strategy Fund LLC Company Management (Unaudited) continued

March 31, 2017

Officers who are not Managers

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Directorships Held

Colin Bettison 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1979)	Chief Operating Officer	Term Indefinite; Length – since April 2015	Head of Operations, Man Americas since April 2015; Head of Middle Office Accounting, Man Group from 2007 – April 2015.

Jens Foehrenbach 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1975)	Chief Investment Officer	Term Indefinite; Length – since April 2015	Vice President of FRM Investment Management (USA) LLC since October 2015; Deputy Chief Investment Officer at FRM from May 2014 to October 2015; Head of Equity and Credit Strategies for FRM from February 2013 to February 2015; Head of Credit at Man Group's Multi-Manager Business from September 2011 to February 2013; Senior analyst in the Credit & Arbitrage team at Man Group from December 2009 to September 2011.

Lee M. Binks 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1973)	Chief Compliance Officer	Term Indefinite; Length – since September 2016	Head of FRM Compliance, Deputy CCO Man Investments USA since 2014; Director Compliance, Barclays Capital 2008 – 2014.

Michelle McCloskey 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1961)	President, Chief Executive Officer	Term Indefinite; Length – since September 2016	President of Man Americas (since 2017); President of FRM (since 2015); Head of Research of FRM (since 2012); Head of Research RMF Investment Management (USA) Corp (since 2010).

Linzie Steinbach 452 Fifth Avenue, 26th Floor, New York, NY 10018 (Born 1980)	Chief Financial Officer	Term Indefinite; Length – since April 2015	Fund Controller and RIC Chief Financial Officer at FRM USA since April 2015; Senior Vice President and Fund Controller at Bank of America from 2007 through March 2015.

30

Man FRM Alternative Multi-Strategy Fund LLC Supplemental Information (Unaudited)

March 31, 2017

Dividend Distributions

The distributions paid for the twelve months ended March 31, 2017 included long-term capital gains of $5,923,804.

31

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2017, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and for services that are normally provided by the Registrant’s principal accountant in connection with the statutory and regulatory filings for the fiscal years ended March 31, 2016 and March 31, 2017 were $163,000 and $180,000, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The fees billed to the Registrant by the principal accountant for the audit of the Registrant's annual financial statements for tax compliance, tax advice or tax planning services relating to the preparation of the Registrant’s tax returns for the fiscal years ended March 31, 2016 and March 31, 2017 were $87,000 and $92,000, respectively.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) During the fiscal years ending March 31, 2017 and March 31, 2016, fees billed by the Registrant’s principal accountant for non-audit services (inclusive of tax fees) rendered to the Registrant were $92,000 and $87,000, respectively.   During the fiscal years ending March 31, 2017 and March 31, 2016, fees billed by the Registrant’s principal accountant for non-audit services provided to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $5,958,943 and $3,141,383, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant's investment adviser (the "Adviser") has adopted proxy voting policies and procedures to ensure that any proxy voted on behalf of its clients is voted in a manner which is in the best interests of such clients pursuant to Advisers Act Rule 206(4)-6.

The investment managers of underlying portfolio funds have trading discretion for those funds and are responsible for voting proxies in accordance with their policies. In certain instances the Adviser may choose to vote proxies. The Adviser's senior management oversees and manages the process by which it votes client securities.

Generally, the Adviser will make all decisions about how to vote a proxy with respect to a client on a case-by-case basis in accordance with the best economic interests of the client, including stated investment objectives, applicable statutory and regulatory requirements, client agreements, and the related factors that the Adviser believes to be appropriate and consistent with its fiduciary duties to its clients. The Adviser generally will vote proxies as recommended by an issuer’s management, unless it determines that voting in accordance with management’s recommendation would adversely affect the investment merits of owning the securities or if a proposal does not otherwise appear to be in the best interests of the client. There may be times when refraining from voting a proxy is in the client’s best interest, such as when the cost of voting exceeds the expected benefit to the client. The Adviser's proxy voting policy also addresses material conflicts of interest that may arise between the Adviser and its clients with respect to voting of client securities.

With respect to any clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) for which the Adviser is an investment manager, the Adviser will act prudently and solely in the interest of the participants and beneficiaries of such ERISA client. The Adviser will only vote proxies on securities currently held by clients. Proxies received for securities that are loaned will generally not be voted.

With respect to closed-end registered investment companies, the Adviser will be responsible for voting proxies and reporting the manner in which such proxies are voted on an annual basis.

The Adviser will endeavor to identify material conflicts of interest, if any, which may arise between the Adviser and companies with respect to voting proxies to ensure that all proxies are voted in the overall best interest of its clients.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Jens Foehrenbach is the portfolio manager (the “Portfolio Manager”) primarily responsible for the day-to-day management of the registrant’s portfolio, subject to such policies as may be adopted by the Board of Managers.

(a) (2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of April 30, 2017:

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
0	N/A	9	$3,648,191,329	0	N/A
Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
0	N/A	0	$0	0	N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Foehrenbach have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Foehrenbach may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Foehrenbach may personally invest in these accounts. These factors could create conflicts of interest because Mr. Foehrenbach may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Foehrenbach identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Mr. Foehrenbach may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Foehrenbach are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a) (3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of April 1, 2017:

Mr. Foehrenbach's compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of bonus paid to Mr. Foehrenbach is based on a variety of factors, including, without limitation, the financial performance of the Registrant, personal performance including the execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of April 1, 2017, Mr. Foehrenbach does not directly own any Interests in the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's Board of Managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics (See Exhibit 1)

(a)(2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2 (a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

By (Signature and Title):             /s/ Michelle McCloskey

Michelle McCloskey, Principal Executive Officer

Date: June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

By (Signature and Title):             /s/ Michelle McCloskey

Michelle McCloskey, Principal Executive Officer

Date: June 9, 2017

By (Signature and Title):             /s/ Linzie Steinbach

Linzie Steinbach, Principal Financial Officer

Date: June 9, 2017